American Funds Portfolio Series
American Funds Global Growth Portfolio
Investment portfolio
July 31, 2025
unaudited
Fund investments Growth funds 85%	Shares	Value (000)
New Perspective Fund, Class R-6	19,001,383	$1,335,417
The New Economy Fund, Class R-6	14,587,333	1,012,653
The Growth Fund of America, Class R-6	12,036,675	1,012,284
SMALLCAP World Fund, Inc., Class R-6	13,010,516	977,871
EUPAC Fund, Class R-6	8,765,948	524,817
New World Fund, Inc., Class R-6	5,250,891	464,126
American Funds Global Insight Fund, Class R-6	12,638,813	335,308
		5,662,476
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	14,038,783	998,017
Total investment securities 100% (cost: $4,667,716,000)		6,660,493
Other assets less liabilities 0%		(1,577)
Net assets 100%		$6,658,916
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85%
New Perspective Fund, Class R-6	$1,230,277	$63,990	$71,895	$11,368	$101,677	$1,335,417	$10,775	$53,215
The New Economy Fund, Class R-6	924,171	82,358	49,043	3,643	51,524	1,012,653	1,226	81,131
The Growth Fund of America, Class R-6	924,142	80,074	76,381	22,476	61,973	1,012,284	6,210	72,896
SMALLCAP World Fund, Inc., Class R-6	914,065	19,536	4,613	(1,048)	49,931	977,871	8,830	—
EUPAC Fund, Class R-6(b)	478,132	37,513	9,122	(141)	18,435	524,817	5,021	29,127
New World Fund, Inc., Class R-6	422,369	16,252	8,081	453	33,133	464,126	5,118	11,134
American Funds Global Insight Fund, Class R-6	304,776	3,812	7,962	338	34,344	335,308	3,811	—
						5,662,476
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	924,171	68,366	45,741	1,797	49,424	998,017	14,921	53,443
Total 100%				$38,886	$400,441	$6,660,493	$55,912	$300,946

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	This fund changed its name during the reporting period.
American Funds Portfolio Series — Page 1 of 13

American Funds Growth Portfolio
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	69,792,273	$5,869,530
AMCAP Fund, Class R-6	75,234,663	3,504,431
New Perspective Fund, Class R-6	48,836,621	3,432,238
SMALLCAP World Fund, Inc., Class R-6	45,489,064	3,418,958
The New Economy Fund, Class R-6	33,512,336	2,326,426
		18,551,583
Growth-and-income funds 20%
The Investment Company of America, Class R-6	36,179,406	2,323,441
Fundamental Investors, Class R-6	25,885,810	2,315,486
		4,638,927
Total investment securities 100% (cost: $16,859,199,000)		23,190,510
Other assets less liabilities 0%		(5,680)
Net assets 100%		$23,184,830
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$5,001,037	$475,858	$84,230	$6,470	$470,395	$5,869,530	$35,039	$411,307
AMCAP Fund, Class R-6	2,957,865	412,276	—	—	134,290	3,504,431	18,680	300,559
New Perspective Fund, Class R-6	2,931,535	240,135	24,017	(2,017)	286,602	3,432,238	26,452	130,645
SMALLCAP World Fund, Inc., Class R-6	2,920,153	332,762	4,455	(566)	171,064	3,418,958	29,108	—
The New Economy Fund, Class R-6	1,994,394	201,643	—	—	130,389	2,326,426	2,688	177,848
						18,551,583
Growth-and-income funds 20%
The Investment Company of America, Class R-6	1,997,511	190,474	5,859	(199)	141,514	2,323,441	20,784	169,691
Fundamental Investors, Class R-6	1,986,570	208,763	—	—	120,153	2,315,486	22,792	182,305
						4,638,927
Total 100%				$3,688	$1,454,407	$23,190,510	$155,543	$1,372,355

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 2 of 13

American Funds Growth and Income Portfolio
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 20%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	21,542,566	$1,619,139
The Growth Fund of America, Class R-6	18,026,983	1,516,070
American Funds Global Insight Fund, Class R-6	38,449,689	1,020,070
		4,155,279
Growth-and-income funds 46%
The Investment Company of America, Class R-6	65,625,641	4,214,478
Capital World Growth and Income Fund, Class R-6	43,598,382	3,099,409
Washington Mutual Investors Fund, Class R-6	32,007,062	2,066,376
		9,380,263
Equity-income funds 10%
Capital Income Builder, Class R-6	26,228,671	2,001,772
Balanced funds 10%
American Balanced Fund, Class R-6	55,261,702	2,047,446
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	104,533,944	985,755
The Bond Fund of America, Class R-6	87,222,275	983,867
American Funds Strategic Bond Fund, Class R-6	105,746,299	978,154
		2,947,776
Total investment securities 100% (cost: $15,641,662,000)		20,532,536
Other assets less liabilities 0%		(4,974)
Net assets 100%		$20,527,562
American Funds Portfolio Series — Page 3 of 13

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
SMALLCAP World Fund, Inc., Class R-6	$1,446,613	$89,489	$—	$—	$83,037	$1,619,139	$14,072	$—
The Growth Fund of America, Class R-6	1,311,023	116,511	33,229	4,924	116,841	1,516,070	9,146	107,364
American Funds Global Insight Fund, Class R-6	898,681	16,568	—	—	104,821	1,020,070	11,239	—
						4,155,279
Growth-and-income funds 46%
The Investment Company of America, Class R-6	3,712,325	356,687	112,850	10,068	248,248	4,214,478	38,161	313,914
Capital World Growth and Income Fund, Class R-6	2,734,187	217,323	17,267	(400)	165,566	3,099,409	45,445	158,855
Washington Mutual Investors Fund, Class R-6	1,861,320	181,669	11,145	1,149	33,383	2,066,376	24,079	157,590
						9,380,263
Equity-income funds 10%
Capital Income Builder, Class R-6	1,834,965	117,605	56,804	(171)	106,177	2,001,772	53,600	42,538
Balanced funds 10%
American Balanced Fund, Class R-6	1,850,323	137,235	4,779	(88)	64,755	2,047,446	36,489	100,746
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	913,811	70,562	—	—	1,382	985,755	45,604	—
The Bond Fund of America, Class R-6	911,660	78,104	6,148	(37)	288	983,867	32,199	—
American Funds Strategic Bond Fund, Class R-6(b)	908,913	81,306	35,378	(3,365)	26,678	978,154	9,484	—
						2,947,776
Total 100%				$12,080	$951,176	$20,532,536	$319,518	$881,007

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Portfolio Series — Page 4 of 13

American Funds Moderate Growth and Income Portfolio
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,355,298	$798,050
SMALLCAP World Fund, Inc., Class R-6	10,508,196	789,796
		1,587,846
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	36,177,894	2,335,645
Capital World Growth and Income Fund, Class R-6	21,933,962	1,559,285
		3,894,930
Equity-income funds 10%
The Income Fund of America, Class R-6	57,039,499	1,515,540
Balanced funds 40%
American Balanced Fund, Class R-6	105,132,101	3,895,144
American Funds Global Balanced Fund, Class R-6	57,882,936	2,301,426
		6,196,570
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	78,484,251	740,106
The Bond Fund of America, Class R-6	65,329,492	736,917
American Funds Strategic Bond Fund, Class R-6	79,203,116	732,629
		2,209,652
Total investment securities 100% (cost: $11,996,598,000)		15,404,538
Other assets less liabilities 0%		(3,593)
Net assets 100%		$15,400,945
American Funds Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$733,963	$38,114	$41,524	$2,464	$65,033	$798,050	$6,418	$31,697
SMALLCAP World Fund, Inc., Class R-6	699,396	47,992	—	—	42,408	789,796	6,801	—
						1,587,846
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	2,174,662	214,153	93,606	17,990	22,446	2,335,645	27,612	180,905
Capital World Growth and Income Fund, Class R-6	1,449,022	107,252	79,704	4,828	77,887	1,559,285	23,523	83,729
						3,894,930
Equity-income funds 10%
The Income Fund of America, Class R-6	1,459,592	82,209	75,639	223	49,155	1,515,540	50,583	31,626
Balanced funds 40%
American Balanced Fund, Class R-6	3,611,293	264,775	103,122	3,423	118,775	3,895,144	70,209	194,567
American Funds Global Balanced Fund, Class R-6	2,143,231	117,598	21,725	(1,092)	63,414	2,301,426	42,737	73,310
						6,196,570
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	698,956	40,196	—	—	954	740,106	34,600	—
The Bond Fund of America, Class R-6	687,692	55,114	6,081	(35)	227	736,917	24,076	—
American Funds Strategic Bond Fund, Class R-6(b)	686,861	59,693	31,705	(3,003)	20,783	732,629	6,651	—
						2,209,652
Total 100%				$24,798	$461,082	$15,404,538	$293,210	$595,834

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Portfolio Series — Page 6 of 13

American Funds Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth-and-income funds 28%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	13,526,110	$873,246
American Mutual Fund, Class R-6	14,480,646	871,011
Capital World Growth and Income Fund, Class R-6	8,608,444	611,974
		2,356,231
Equity-income funds 30%
Capital Income Builder, Class R-6	16,939,158	1,292,797
The Income Fund of America, Class R-6	48,423,686	1,286,617
		2,579,414
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	134,669,506	1,269,933
The Bond Fund of America, Class R-6	112,538,399	1,269,433
American High-Income Trust, Class R-6	85,390,507	840,243
American Funds Emerging Markets Bond Fund, Class R-6	32,278,397	255,322
		3,634,931
Total investment securities 100% (cost: $7,746,299,000)		8,570,576
Other assets less liabilities 0%		(1,945)
Net assets 100%		$8,568,631
American Funds Portfolio Series — Page 7 of 13

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 28%
Washington Mutual Investors Fund, Class R-6	$787,687	$101,460	$31,680	$2,854	$12,925	$873,246	$10,145	$66,629
American Mutual Fund, Class R-6	789,920	62,797	7,748	2,420	23,622	871,011	12,211	33,495
Capital World Growth and Income Fund, Class R-6	551,164	49,819	22,735	831	32,895	611,974	9,061	31,628
						2,356,231
Equity-income funds 30%
Capital Income Builder, Class R-6	1,181,270	67,046	24,812	1,295	67,998	1,292,797	34,284	27,081
The Income Fund of America, Class R-6	1,183,411	67,285	6,695	233	42,383	1,286,617	41,611	25,673
						2,579,414
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	1,175,847	96,050	3,769	5	1,800	1,269,933	58,668	—
The Bond Fund of America, Class R-6	1,166,099	113,380	10,490	(145)	589	1,269,433	41,411	—
American High-Income Trust, Class R-6	791,695	58,520	13,454	(453)	3,935	840,243	40,654	—
American Funds Emerging Markets Bond Fund, Class R-6(b)	232,105	18,744	648	—	5,121	255,322	12,226	—
						3,634,931
Total 100%				$7,040	$191,268	$8,570,576	$260,271	$184,506

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Portfolio Series — Page 8 of 13

American Funds Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth-and-income funds 53%	Shares	Value (000)
Capital Group Dividend Value ETF	23,745,964	$963,849
Capital World Growth and Income Fund, Class R-6	12,419,427	882,897
Capital Group Dividend Growers ETF	17,406,122	578,754
American Mutual Fund, Class R-6	9,510,211	572,039
		2,997,539
Tax-exempt fixed income funds 47%
American High-Income Municipal Bond Fund, Class R-6	91,925,517	1,357,740
Capital Group Municipal Income ETF	40,002,490	1,065,266
Capital Group Short Duration Municipal Income ETF	7,692,025	200,916
		2,623,922
Short-term securities 0%
Capital Group Central Cash Fund 4.33% (a)	152,758	15,274
Total short-term securities (cost: $15,275,000)		15,274
Total investment securities 100% (cost: $4,870,941,000)		5,636,735
Other assets less liabilities 0%		1,525
Net assets 100%		$5,638,260
American Funds Portfolio Series — Page 9 of 13

unaudited
Investments in affiliates (b)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 53%
Capital Group Dividend Value ETF	$839,047	$25,130	$10,944	$1,736	$108,880	$963,849	$9,939	$—
Capital World Growth and Income Fund, Class R-6	779,494	76,513	20,540	712	46,718	882,897	12,934	45,240
Capital Group Dividend Growers ETF	520,358	17,246	12,762	294	53,618	578,754	9,207	—
American Mutual Fund, Class R-6	526,157	32,444	2,721	159	16,000	572,039	8,128	22,449
						2,997,539
Tax-exempt fixed income funds 47%
American High-Income Municipal Bond Fund, Class R-6	1,304,241	120,106	14,662	(194)	(51,751)	1,357,740	43,350	—
Capital Group Municipal Income ETF	1,034,544	67,826	21,207	(618)	(15,279)	1,065,266	27,105	—
Capital Group Short Duration Municipal Income ETF	189,831	11,812	1,236	(13)	522	200,916	4,698	—
						2,623,922
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.33%(a)	13,625	128,120	126,467	(3)	(1)	15,274	464	—
Total 100%				$2,073	$158,707	$5,636,735	$115,825	$67,689

(a)	Rate represents the seven-day yield at 7/31/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 10 of 13

American Funds Preservation Portfolio
Investment portfolio
July 31, 2025
unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	106,587,669	$1,020,044
Intermediate Bond Fund of America, Class R-6	66,341,927	834,581
		1,854,625
Total investment securities 100% (cost: $1,942,063,000)		1,854,625
Other assets less liabilities 0%		(418)
Net assets 100%		$1,854,207
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,032,646	$68,132	$83,769	$(1,799)	$4,834	$1,020,044	$33,242	$—
Intermediate Bond Fund of America, Class R-6	844,892	62,204	79,059	(1,765)	8,309	834,581	27,313	—
						1,854,625
Total 100%				$(3,564)	$13,143	$1,854,625	$60,555	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 11 of 13

American Funds Tax-Exempt Preservation Portfolio
Investment portfolio
July 31, 2025
unaudited

Fund investments Tax-exempt fixed income funds 99%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,135,154	$156,183
Capital Group Short Duration Municipal Income ETF	4,458,280	116,450
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	11,487,276	115,217
		387,850
Short-term securities 1%
Capital Group Central Cash Fund 4.33% (a)	19,539	1,954
Total short-term securities (cost: $1,954,000)		1,954
Total investment securities 100% (cost: $392,363,000)		389,804
Other assets less liabilities 0%		327
Net assets 100%		$390,131
Investments in affiliates (b)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 99%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$161,377	$19,194	$25,215	$(652)	$1,479	$156,183	$3,497	$—
Capital Group Short Duration Municipal Income ETF	120,573	15,288	19,712	(6)	307	116,450	2,817	—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	119,030	14,468	19,084	(155)	958	115,217	2,575	—
						387,850
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 4.33%(a)	1,828	21,090	20,963	(1)	—	1,954	65	—
Total 100%				$(814)	$2,744	$389,804	$8,954	$—

(a)	Rate represents the seven-day yield at 7/31/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of July 31, 2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-900-0925
American Funds Portfolio Series — Page 13 of 13